WARRANTS (Summary of Warrants to Purchase Common Stock Issued) (Details)			12 Months Ended
		Jun. 25, 2013 shares	Mar. 31, 2015 $ / shares $ / claim shares	Mar. 31, 2014 $ / shares $ / claim shares	May. 31, 2015 $ / shares	Apr. 30, 2015 shares	Mar. 31, 2015 $ / shares shares	Mar. 31, 2014 $ / shares shares
Subsequent Event [Line Items]
Shares, Beginning balance | shares			7,727,129	1,080,000
Shares, Granted | shares		11,029,416	8,076,472	11,323,601
Shares, Exercised | shares			(3,676,472)	(4,676,472)
Shares, Cancelled | shares
Shares, Balance | shares			12,127,129	7,727,129
Shares, exercisable | shares			12,127,129
Weighted Average Exercise Price, Beginning balance			$ 0.41	$ 0.50
Weighted Average Exercise Price, Granted | $ / claim			0.37	0.50
Weighted Average Exercise Price, Exercised			$ 0.40	$ 0.41
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Balance			$ 0.39	$ 0.41
Weighted Average Exercise Price, Exercisable Balance	[1]		0.39
Warrants with exercise prices subject to contingent adjustment | shares							7,352,944	11,029,416
Exercise price of warrants subject to contingent adjustment			0.41	$ 0.50			$ 0.39	$ 0.41
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price of warrants subject to contingent adjustment					$ 0.30
Subsequent Event [Member] | Previously Issued Warrants [Member]
Subsequent Event [Line Items]
Weighted Average Exercise Price, Balance			0.30
Warrants with exercise prices subject to contingent adjustment | shares						7,352,944
Exercise price of warrants subject to contingent adjustment			$ 0.30		$ 0.30		$ 0.30

[1]	The exercise prices of 7,352,944 of these warrants are subject to adjustment based on the occurrence of future offerings or events and are not a fixed amount and therefore we characterized the fair value of these warrants as derivative liabilities. The exercise prices of these warrants were subsequently reset to $0.30 per share as a result of the offering described in Note 12.